1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

November 10, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               SEI Institutional Investments Trust Post-Effective Amendment No. 57 and Amendment No. 58 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 57 and the Investment Company Act of 1940, as amended, Amendment No. 58 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the Act for the purpose of introducing one new series of the Trust: the Extended Market Index Fund.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler